Schedule of Reserve for Life-Contingent Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,151,316	$ 2,310,881
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,903,194	2,080,767
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	43,775	34,068
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	192,114	185,534
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	10,396	8,188
Other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 1,837	$ 2,324